Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	912,474,057.95	37,512
Yield Supplement Overcollateralization Amount 08/31/25	53,834,941.62	0
Receivables Balance 08/31/25	966,308,999.57	37,512
Principal Payments	38,090,267.16	867
Defaulted Receivables	1,752,636.26	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	50,972,153.42	0
Pool Balance at 09/30/25	875,493,942.73	36,595

Pool Statistics	$ Amount	# of Accounts
Pool Factor	70.96%
Prepayment ABS Speed	1.88%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	10,471,696.40	346
Past Due 61-90 days	3,351,268.47	108
Past Due 91-120 days	654,600.56	26
Past Due 121+ days	0.00	0
Total	14,477,565.43	480

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	905,957.51
Aggregate Net Losses/(Gains) - September 2025	846,678.75
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.05%
Prior Net Losses/(Gains) Ratio	0.58%
Second Prior Net Losses/(Gains) Ratio	0.73%
Third Prior Net Losses/(Gains) Ratio	0.64%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.34%

Overcollateralization Target Amount	7,879,445.48
Actual Overcollateralization	7,879,445.48
Weighted Average Contract Rate	6.63%
Weighted Average Contract Rate, Yield Adjusted	9.50%
Weighted Average Remaining Term	53.89

Flow of Funds	$ Amount
Collections	44,435,975.55
Investment Earnings on Cash Accounts	15,542.45
Servicing Fee	(805,257.50)
Transfer to Collection Account	-
Available Funds	43,646,260.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,304,366.41
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	10,387,848.70
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,879,445.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,459,795.41

Total Distributions of Available Funds	43,646,260.50

Servicing Fee	805,257.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	904,261,791.43
Principal Paid	36,647,294.18
Note Balance @ 10/15/25	867,614,497.25

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2a
Note Balance @ 09/15/25	250,947,066.21
Principal Paid	27,043,705.56
Note Balance @ 10/15/25	223,903,360.65
Note Factor @ 10/15/25	72.2828514%

Class A-2b
Note Balance @ 09/15/25	89,114,725.22
Principal Paid	9,603,588.62
Note Balance @ 10/15/25	79,511,136.60
Note Factor @ 10/15/25	72.2828515%

Class A-3
Note Balance @ 09/15/25	419,760,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	419,760,000.00
Note Factor @ 10/15/25	100.0000000%

Class A-4
Note Balance @ 09/15/25	89,300,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	89,300,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	36,760,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	36,760,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	18,380,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	18,380,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,539,170.91
Total Principal Paid	36,647,294.18
Total Paid	40,186,465.09

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	938,960.27
Principal Paid	27,043,705.56
Total Paid to A-2a Holders	27,982,665.83

Class A-2b
SOFR Rate	4.37208%
Coupon	4.70208%
Interest Paid	349,187.14
Principal Paid	9,603,588.62
Total Paid to A-2b Holders	9,952,775.76

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8882703
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.9073694
Total Distribution Amount	32.7956397

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.0312509
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	87.3053511
Total A-2a Distribution Amount	90.3366020

A-2b Interest Distribution Amount	3.1744285
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	87.3053511
Total A-2b Distribution Amount	90.4797796

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	283.45
Noteholders' Third Priority Principal Distributable Amount	501.54
Noteholders' Principal Distributable Amount	215.01

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	3,063,404.27
Investment Earnings	10,359.44
Investment Earnings Paid	(10,359.44)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27